Income Taxes Narrative (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2017	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation Allowance [Line Items]
Net deferred tax liabilities			$ 246.6	$ 246.6	$ 114.5
Valuation allowance			26.7	26.7	$ 18.6
Valuation allowance increase				$ 8.0
Statutory federal income tax rate	35.00%	35.00%		35.00%	35.00%	35.00%
Operating loss carryforwards			178.0	$ 178.0
Operating loss carryforward tax benefit			57.0	57.0
Operating loss carryforwards tax benefit valuation allowance			10.0	10.0
Income taxes paid			149.0
Unrecognized tax benefits, gross			28.6	28.6	$ 169.9	$ 167.2	$ 146.8
Unrecognized tax benefits, net			35.0	35.0	168.0
Indirect tax benefits			7.0	7.0	41.0
Income tax interest and penalties			13.0	13.0	39.0
Potential income tax interest and penalties					$ 8.0	$ 8.0
Foreign earnings reinvested indefinitely			941.0	$ 941.0
Effective income tax rate	26.70%	30.80%		27.10%	32.00%	30.90%
Domestic Tax Authority [Member]
Valuation Allowance [Line Items]
Net deferred tax liabilities			293.0	$ 293.0	$ 166.0
Valuation allowance			16.0	16.0	3.0
Operating loss carryforwards			102.0	102.0
Foreign Tax Authority [Member]
Valuation Allowance [Line Items]
Valuation allowance			11.0	11.0	16.0
Net deferred tax assets			46.0	46.0	$ 51.0
Operating loss carryforwards			76.0	76.0
Separation Related
Valuation Allowance [Line Items]
Valuation allowance			$ 16.0	$ 16.0